Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments (Details) [Line Items]
Allowance for bonds at FVTOCI	$ 135
Investments maturity	maturity date of 22 February 2016
Investment liquidation, percent	85.00%
Nominal value	$ 1,236
Potential impairment	379
Fair value	3,859
Fair value changes	2,341
Unquoted investment	434	$ 533
Equity investment value	6,314	5,261
Bottom of range [member]
Investments (Details) [Line Items]
Implied an equity value	5,612	5,110
Top of range [member]
Investments (Details) [Line Items]
Implied an equity value	7,015	5,561
Unquoted equity investments 1 [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	6,314	5,261
Unquoted equity investments 2 [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	434	533
Unquoted equity investments 3 [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	$ 6,314	$ 5,261